Fair Value Measurements and Hierarchy	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hierarchy

Note 5: Fair Value Measurements and Hierarchy

Information about the Company’s financial liabilities measured at fair value on a recurring basis is presented below:

	Level 1	Level 2	Level 3	Total

	(in thousands)
Warrant liability as of March 31, 2023	$844	$—	$24	$868
Warrant liability as of December 31, 2022	$1,477	$—	$40	$1,517

The key Level 3 inputs into the option pricing model related to the private placement warrants to purchase Class A common stock were as follows:

	March 31, 2023		December 31, 2022
Volatility	73.0%		55.0%
Risk-free interest rate	3.8%		4.1%
Exercise price	$11.50		$11.50
Expected term	3.7	years	3.9	years

The following tables set forth a summary of changes in the fair value of the Company’s private placement warrants to purchase Class A common stock, which are considered to be Level 3 fair value measurements:

	Three Months Ended March 31,
	2023	2022

	(in thousands)
Beginning balance	$40	$502
Mark-to-market adjustment	(16)	(19)
Ending balance	$24	$483

Note 6: Fair Value Measurements and Hierarchy

Information about the Company’s financial liabilities measured at fair value on a recurring basis is presented below:

	December 31, 2022
	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities:
Liability for private placement warrants	$40	$—	$—	$40
Liability for public warrants	$1,477	$1,477	$—	$—

	December 31, 2021
	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities:
Liability for private placement warrants	$502	$—	$—	$502
Liability for public warrants	$10,881	$10,881	$—	$—

The key Level 3 inputs into the option pricing model related to the private placement warrants to purchase Class A common stock were as follows:

	December 31,
	2022		2021
Volatility	55%		60%
Risk-free interest rate	4.11%		1.26%
Exercise price	$11.50		$11.50
Expected term	3.9	Years	4.9	Years

Generally, an increase in the market price of the Company’s shares of common stock, an increase in the volatility of the Company’s shares of common stock, and an increase in the remaining term of the warrants would each result in a directionally similar change in the estimated fair value of the Company’s warrant liabilities. Such changes would increase the associated liability while decreases in these assumptions would decrease the associated liability. An increase in the risk-free interest rate would result in a decrease in the estimated fair value measurement and thus a decrease in the associated liability. The Company has not, and does not plan to, declare dividends on its common stock and, as such, there is no change in the estimated fair value of the warrant liabilities due to the dividend assumption.

The following table sets forth a summary of changes in the fair value of the Company’s private placement warrants, which are considered to be Level 3 fair value measurements:

	Successor		Predecessor
	Year	December 3, 2021
	Ended	through
	December	December 31,	January 1, 2021
	31, 2022	2021	through
	(Private	(Private	December 2, 2021
	Placement	Placement	(Class D
	Warrants)	Warrants)	Warrants)
Beginning balance	$502	$793	$6,316
Mark-to-market adjustment of stock warrants	(462)	(291)	7,665
Ending balance	$40	$502	$13,981

The Company recorded gains on the changes in the fair value of public warrants of $9.4 million and $2.3 million during the year ended December 31, 2022 and the Successor Period of 2021, respectively.